Provisions - Payment protection insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	$ 3,678	$ 3,398	$ 2,920
Insurance Provision
Disclosure of other provisions [line items]
Other provisions	300	1,100
Amounts utilised	600
Unused provision reversed, other provisions	(100)
Refunds due to customers
Disclosure of other provisions [line items]
Other provisions	$ 300	$ 300